Related Party Transactions	6 Months Ended
Jun. 30, 2019
Related Party Transactions
Related Party Transactions

15    Related Party Transactions

Management fees to Danaos Shipping Company Limited ("the Manager") amounted to $8.3 million in the six months ended June 30, 2019 and 2018, and are presented under "General and administrative expenses" in the condensed consolidated statements of income.

Commissions to the Manager amounted to $2.7 million and $2.5 million in the six months ended June 30, 2019 and 2018, respectively and are presented under “Voyage expenses” in the condensed consolidated statements of income.

The balance “Due from related parties” in the condensed consolidated balance sheets totaling $20.1 million and $18.0 million as of June 30, 2019 and December 31, 2018, respectively, represents advances to the Manager on account of the vessels’ operating and other expenses. An amount $0.6 million as of June 30, 2019 and December 31, 2018 was due to executive officers and is presented under “Accounts payable” in the condensed consolidated balance sheets.